Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022	2021

Reverse repurchase agreement in foreign currency	59,519	1,115,805
Short-term investments	153,743	1,412,901
Voluntary deposits at central banks	2,451,150	-
Bank balances	1,506,727	174,142
Other cash and cash equivalents	1,177	2,827
Total	4,172,316	2,705,675